Statement of Changes in Stockholders’ Equity - 6 months ended Dec. 31, 2020 - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Jun. 24, 2020
Balance (in Shares) at Jun. 24, 2020
Issuance of Class B common stock to initial stockholders		$ 302	24,698		25,000
Issuance of Class B common stock to initial stockholders (in Shares)		3,018,750
Sale of units in initial public offering, gross	$ 1,208		120,748,792		120,750,000
Sale of units in initial public offering, gross (in Shares)	12,075,000
Offering costs			(7,108,755)		(7,108,755)
Sale of private placement warrants to Sponsor in private placement	$ 44		4,414,956		$ 4,415,000
Sale of private placement warrants to Sponsor in private placement (in Shares)	441,500				120,800,000
Common stock subject to possible redemption	$ (1,123)		(112,267,617)		$ (112,268,740)
Common stock subject to possible redemption (in Shares)	(11,226,874)
Net loss				(812,495)	(812,495)
Balance at Dec. 31, 2020	$ 129	$ 302	$ 5,812,074	$ (812,495)	$ 5,000,010
Balance (in Shares) at Dec. 31, 2020	1,289,626	3,018,750